Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurements
Summary of assets that are measured at fair value on a recurring basis

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total

Assets
Short-term investments (i)	185,130	177,510	—	362,640
Equity investment with readily determinable fair values (ii)	1,180	—	—	1,180
Available-for-sale debt investment (iii)	—	—	21,299	21,299
	186,310	177,510	21,299	385,119

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total

Assets
Short-term investments (i)	—	274,846	—	274,846
Equity investment with readily determinable fair values (ii)	1,504	—	—	1,504
Available-for-sale debt investment (iii)	—	—	63,918	63,918
	1,504	274,846	63,918	340,268
(i)

Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments that are publicly traded, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(ii)

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(iii) Available-for-sale debt investment are investments made by the Company in private companies which include certain substantive preferential rights, including redemption at the holder’s option upon occurrence of certain contingent events that are out of the investee’s control and liquidation preference over the rights of common shareholders. Accordingly, these investments are not considered as common stock or in-substance common stock and therefore are classified as available-for-sale debt investments. Available-for-sale debt investments do not have readily determinable market values and, are categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.

Schedule of changes in level 3 assets

Available-for-sale
debt investment
US$

Balance as of December 31, 2021	—
Acquisition	21,299
Balance as of December 31, 2022	21,299
Reclassification (iv)	42,619
Balance as of December 31, 2023	63,918

(iv)

The Company reclassified a preferred stock instrument from equity investment to available-for-sale debt investment due to changes made to the investment terms which provide the Company with the right to redeem the preferred shares at its option.